Biological assets (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of changes biological assets
Schedule of presents main parameters

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

				Sensitivity (i)
				06.30.21		06.30.20
Description	Valuation technique	Parameters	Range	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs -	Argentina
		Selling expenses -	Yields: 0.38 - 12.59 tn./ha.	259	(259)	129	(129)
		Future of sale prices	Future of sale prices: 2,156 - 98,040 $/tn	326	(326)	185	(185)
			Operating cost: 6,823 - 46,152 $/ha	(118)	118	(76)	76
			Brazil:
			Yields: 1.02 - 5.55 tn./ha.	346	(346)	-	-
			Future of sale prices: 1,049 - 4,344 USD/tn.	177	(177)	-	-
			Operating cost: 629 - 1,633 USD./ha.	(221)	221	-	-
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs -	Brazil:
		Selling expenses -	Yields: 83.00 tn/ha	954	(954)	213	(213)
		Future of sale prices -	Future of sale prices: 123.16 Rs./tn.	536	(536)	311	(311)
		Discount rate	Operating cost: 63.12 Rs./tn.	(631)	631	(240)	240
			Bolivia:
			Yields: 65 - 104 tn./ha.	-	-	20	(20)
			Future of sale prices: 22.56 USD/tn	-	-	41	(41)
			Operating cost: 445 - 461 USD/ha.	-	-	(23)	23